The Vest Family of Funds

PROSPECTUS

As revised January 23, 2017

CBOE Vest Defined Distribution Strategy Fund
Class A Shares (VDDAX)
Class C Shares (VDDCX)

This prospectus describes the CBOE Vest Defined Distribution Strategy Fund. The CBOE Vest Defined Distribution Strategy Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class C Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None(1)	1.00%

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	2.00%

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	1.00%
Other Expenses(2)	0.60%	0.60%
Shareholder Services Plan(2)	0.01%	0.01%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%

Total Annual Fund Operating Expenses	1.62%	2.37%

Fee Waivers and/or Expense Reimbursements(3)	(0.11%)	(0.11%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(3)	1.51%	2.26%

(1)
With respect to certain purchases made without the imposition of a sales charge at the time of purchase, you may be charged a 1.00% deferred sales charge on Class A Shares if you redeem your shares less than one year after you purchase them.

(2)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(3)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the

Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A Shares	$720	$1,047
Class C Shares	$329	$729

If you did not redeem your shares, your cost would be:

Share Class	1 Year	3 Years
Class A Shares	$720	$1,047
Class C Shares	$229	$729

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General: The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds, or U.S. Treasury Fixed Income Securities with a maturity of three months or less; and (ii) the Defined Distribution Options Strategy which seeks to generate premium income by selling (writing) and buying (purchasing) call options and / or put options primarily on the S&P 500® Index or other equity indices (“Reference Index”) and/or an exchange traded funds that seek to track the performance of the S&P 500® Index or other equity indices (the “Reference ETF”). The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

Defined Distribution Options Strategy: The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a ‘market neutral’ strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference ETF to attempt to collect a target level of premium income on a monthly basis. The Adviser will set the upper and lower bounds of the Range for each month to attempt to meet two objectives: (i) receive a target level of premium income and (ii) reduce the possibility of loss from the Defined Distribution Options Strategy due to the Reference Index or Reference ETF level being outside the Range.

The options purchased for the Fund’s portfolio will each utilize the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Defined Distribution Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities, thereby creating a defined risk trade. The duration of the options, when first purchased, will be one month approximately.

Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an exchange-traded fund, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

With respect to writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or Reference Asset that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“CBOE”) and any other exchanges owned or controlled by CBOE Holdings, Inc. (“CBOE Exchanges”), the Fund will not effect transactions in options that are traded on any CBOE Exchanges until such time that appropriate exemptive and/or no-action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the CBOE and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the CBOE or for which the CBOE may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the Options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference ETF or the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

•
Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

•
Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

•
Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on August 23, 2016.

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on August 23, 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (CBOE Vest Defined Distribution Strategy Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Class A Shares and for Class C Shares. Subsequent investments must be in amounts of $100 or more. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index or other equity indices (“Reference Index”), nor does it attempt reflect the return of any exchange-traded fund that seeks to track the performance of a Reference Index (a “Reference ETF”). The Fund follows a “market neutral’ strategy,” meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the Reference Index.

The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy,” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds or U.S. Treasury Fixed Income Securities with maturity of three months or less; and (ii) the “Defined Distribution Options Strategy” (also referred to in this document as “DDS”) which seeks to generate premium income by selling (writing) and buying (purchasing) call options and /or put options primarily on a Reference Index or a Reference ETF .

The Cash Strategy is an investment process of investing in cash, cash-like instruments such as money market funds and high-quality short-term fixed income securities. The goal of the investment process is to achieve return on principal invested over an approximate period of one month.

The Defined Distribution Options Strategy is an investment process to select Fund investments that generate option premia. The DDS receives premia for writing options and pays premia for purchasing options. The premia received from writing options is more than the premia paid for the purchased options, which results in a net positive option premia for the DDS. The written options create an obligation to make a payment and the purchased option create the potential for receipt of a payment. The obligation for making a payment from written options is more than the obligation for receiving a payment from purchased options, creating a net short options position for the DDS. The DDS seeks to generate monthly distributions for shareholders from the net positive option premia while reducing the likelihood of losses from the net short options position that comprise the strategy. The DDS philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is to seek it in equity investments through writing options.

Fixed Income Securities. The Adviser will select short-term fixed income securities and money market instruments with the goal of preserving capital over a period of approximately one month. These short-term fixed income securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Selection is also based on an approach that the Adviser believes will result in a return on capital invested over an approximate period of one month.

Options

•
Writing Options for Generating Income. To attempt to generate consistent monthly distributions, the Adviser engages in a premium collection strategy by writing options. The option writing component of the DDS is a strategy whereby each month, the Adviser sells (writes) call options and /or puts options on the Reference Index or Reference ETF that are typically 1 month from expiration. The strikes for the options are selected by the Adviser to optimize between receiving a target level of premium income from the written options and reducing the possibility of loss from the written options.

•
Buying Options for Risk Mitigation. The Adviser applies a protective hedging strategy to attempt to limit the losses that may result from writing options. The protective strategy is executed by purchasing exchange-traded options on the Reference Index or Reference ETF. The strikes for the purchased options are selected by the Adviser such that the maximum loss from DDS is covered by the fixed income securities.

•
Call Options. An index call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the Reference Index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the Reference Index at contract termination over the strike price of the option. A call option on an individual security, such as a Reference ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

•
Put Options. An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the Reference Index below a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the Reference Index at contract termination below the strike price of the option. A put option on an individual security, such as a Reference ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

•
Options/Tax Treatment. Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. This favorable tax treatment will generally not be available to options written on a Reference ETF.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the Reference Index. The value of the Fund’s shares may be influenced by multiple factors, including, but not limited to:

•	The return and volatility of the Reference Index;
•	The dividend rate on the Reference Index;
•	Interest rates;

•	Economic, financial, political, regulatory, and other events that affect the Reference Index and/or issuers of securities in the Reference Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

o	the writer of an option may be assigned an exercise at expiration date of the option;
o	disruptions in the markets for underlying instruments could result in losses for options investors;
o	the insolvency of a broker could present risks for the broker’s customers; and
o	market imposed restrictions may prohibit the exercise of certain options.

•
Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

•
Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The values of the options do not increase or decrease at the same rate as the Reference ETF or Reference Index (e.g., S&P 500® Index). The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. Factors that may influence the value of the options are interest rate changes, implied volatility levels of the Reference Index or Reference ETF and securities comprising the Reference Index or Reference ETF and implied dividend levels of the Reference Index or Reference ETF and securities comprising the Reference Index or Reference ETF, among others.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Fund also invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range set up the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940 (the “1940 Act”). Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, VA 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages 13 other funds in the Trust and Institutional sub-advised separately managed accounts. As of June 30, 2016, the Adviser had approximately $4.8 million in assets under management.

The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 – $249,999,999.99	0.75%
$250,000,000 – $749,999,999.99	0.65%
$750,000,000 – $1,499,999,999.99	0.60%
$1,500,000,000 – $4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending October 31, 2016 once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. VFG was organized in 2012. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500® Index options, which is the most actively traded U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. In the future and subject to the qualifications described in the principal investment strategies of the Fund, the Fund may trade options on CBOE®, including options on the S&P 500® Index. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Mr. Sood joined Vest in 2012. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

Mr. Hale has two years of experience in investment and securities valuation and analysis. Mr. Hale joined Vest in 2015. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup for two years, conducting quantitative analysis on corporations. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plans for the Fund’s Class A Shares and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Class A share expenses and 1.00% for Class C Share expenses. With respect to Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plans, while primarily intended to compensate for shareholder services expenses, were adopted pursuant to Rule 12b-1 under the 1940 Act, and they therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan on behalf of its Investor Class and Institutional Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Minimum Investments. The minimum initial investment for Class A and Class C Shares is $1,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: CBOE Vest Defined Distribution Strategy Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 13 other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact the Fund’s performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid monthly for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and

Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Class A Shares

Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

	Sales charge as a percentage of
Amount of purchase at the public offering price	Offering Price(1)	Net amount invested	Discount as a percentage of offering price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more (2)	See below(2)	See below(2)	See below(2)

(1)	The term “Offering Price” includes the front-end sales charge.

(2)
If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within one year of the date of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within one year of the date of purchase of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 1.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, the Funds will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

For accounts that are subject to a deferred sales charge, the Fund will use the first-in, first-out (“FIFO”) method to determine the one year holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than one year, the deferred sales charge will be assessed. The deferred sales charge will be applied on redemptions of each investment made by a shareholder that does not remain in the Funds for a one-year period from the date of purchase.

Sales Charge Reductions and Waivers

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Funds for inclusion in brokerage platforms, wrap programs and fund supermarkets. If you are in a category of investors who purchase Class A Shares through such programs, you will not be subject to a 1.00% deferred sales charge if you redeem your shares less than one year after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within one year of purchase may be waived in certain circumstances. The redemption fee is computed based on a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 1.00% of the offering price and of the net amount invested.

To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund’s transfer agent or your Financial Intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your Financial Intermediary or the Fund’s Transfer Agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund’s Transfer Agent can verify your eligibility for the reduction or waiver. In order to receive a reduction or waiver, you may be required to provide your Financial Intermediary or the Fund’s Transfer Agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that Financial Intermediary and other Financial Intermediaries. Consult the Fund’s SAI for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation. After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current NAV per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention. A reduced sales charge on Class A Shares of the Funds as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member. You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-End Sales Charges - Class A Shares

No sales charge shall apply to:

(1)	reinvestment of income dividends and capital gain distributions;

(2)	exchanges of a Fund’s shares for those of another fund of the Trust;

(3)
purchases of Fund shares made by current or former directors, officers or employees, or agents of the Trust, the Adviser, the Distributor, or affiliates of the Adviser, and by members of their immediate families and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4)	purchases of Fund shares by the Fund’s Distributor for their own investment account and for investment purposes only;

(5)
a “qualified institutional buyer,” as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6)	a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the “Code”), as well as other charitable trusts and endowments, investing $50,000 or more;

(7)	a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8)
investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9)
institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and “rabbi trusts”; and

(10)
the purchase of Fund shares, if available, through certain third-party fund “supermarkets.” Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer.

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor.

Class C Shares

Deferred Sales Charge – Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested. A deferred sales charge of 1.00% is applied if your Class C Shares are sold within one year and is paid to the distributor.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. The deferred sales charge is a percentage of the net asset value at the time of purchase. Class C Shares are subject to a Distribution (12b-1) and Service Fee as described below under “Rule 12b-1 Fees.”

Waiver of Deferred Sales Charge

The deferred sales charge on Class C Shares is waived for:

(1)	certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70.5;
(2)	redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers;
(3)	withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and
(4)	withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Fund toll free at 855-505-VEST (8378). All account information is subject to acceptance and verification by the Fund’s Distributor

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee Class A and the Class C Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated August 23, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.cboevestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

The CBOE Vest Family of Funds

PROSPECTUS
As revised January 23, 2017

CBOE Vest Defined Distribution Strategy Fund
Investor Class Shares (VDDLX)
Institutional Class Shares (VDDIX)

This prospectus describes the CBOE Vest Defined Distribution Strategy Fund. The CBOE Vest Defined Distribution Strategy Fund is authorized to offer 4 classes of shares, two of which are offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY

Investment Objective

The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None	None

Redemption Fee (as a percentage of the amount redeemed on shares after holding them for 30 days or less)	2.00%	None

Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%	0.75%
Distribution (12b-1) and Service Fees	0.25%	None
Other Expenses(1)	0.60%	0.60%
Shareholder Services Plan(1)	0.01%	0.01%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%

Total Annual Fund Operating Expenses	1.62%	1.37%

Fee Waivers and/or Expense Reimbursements(2)	(0.11%)	(0.11%)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(2)	1.51%	1.26%

(1)	Other Expenses, Shareholder Services Plan, and Acquired Fund Fees and Expenses are estimated for the Fund’s initial fiscal year.

(2)
VestSM Financial LLC (the “Adviser”), a CBOE® company, has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Adviser may not terminate this expense limitation agreement prior to February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

Share Class	1 Year	3 Years
Investor Class Shares	$154	$500
Institutional Class Shares	$128	$423

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

General: The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds, or U.S. Treasury Fixed Income Securities with a maturity of three months or less; and (ii) the Defined Distribution Options Strategy which seeks to generate premium income by selling (writing) and buying (purchasing) call options and / or put options primarily on the S&P 500® Index or other equity indices (“Reference Index”) and/or an exchange traded funds that seek to track the performance of the S&P 500® Index or other equity indices (the “Reference ETF”). The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

Defined Distribution Options Strategy: The Defined Distribution Options Strategy is a type of target outcome strategy. A Target Outcome strategy seeks to target returns from an investment that is bought at the inception of the strategy and held for a specific period of time. The Defined Distribution Options Strategy is an investment in portfolio of options linked to an underlying asset which when bought at the inception of the strategy and held to the expiration of the options seeks to collect a pre-determined level of premium income and reduce the possibility of any loss if the price or level of the underlying asset at expiration of the options is within a pre-determined trading range relative to its price or level at the inception of the strategy (“Range”). The pre-determined level of income sought to be collected through the Defined Distribution Options Strategy represents the maximum profit for the strategy. The Defined Distribution Options Strategy is a ‘market neutral’ strategy, meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the underlying asset.

The Fund will utilize the Defined Distribution Option Strategy on a Reference Index or Reference ETF to attempt to collect a target level of premium income on a monthly basis. The Adviser will set the upper and lower bounds of the Range for each month to attempt to meet two objectives: (i) receive a target level of premium income and (ii) reduce the possibility of loss from the Defined Distribution Options Strategy due to the Reference Index or Reference ETF level being outside the Range.

The options purchased for the Fund’s portfolio will each utilize the same type of contract, same expiry date, same number of contracts, but at different strike prices. The strike prices will be selected by the Adviser so that the losses, if any, from the Defined Distribution Options Strategy will be covered by the Fund’s position in U.S. Treasury Fixed Income Securities, thereby creating a defined risk trade. The duration of the options, when first purchased, will be one month approximately.

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Option contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security, such as an exchange-traded fund, give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. Put options give the holder (i.e., the buyer) the right to sell an asset (or deliver cash value of the index, in case of index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of index call option) at a certain defined price. Option contracts are generally European style options, which means that they will be exercisable at the strike price only on the option expiration date.

With respect to writing and purchasing of options, the Fund may invest in standardized exchange-traded options on the Reference Index or Reference Asset that have set or defined contract terms. The Fund may also utilize FLexible EXchange® Options (“FLEX Options”), which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. OTC options are options that do not trade on an exchange.

Because of certain potential limitations of the Investment Company Act of 1940 associated with trading options on the Chicago Board Options Exchange (“CBOE”) and any other exchanges owned or controlled by CBOE Holdings, Inc. (“CBOE Exchanges”), the Fund will not effect transactions in options that are traded on any CBOE Exchanges until such time that appropriate exemptive and/or no- action relief is obtained from the Securities and Exchange Commission (“SEC”) and/or its staff by the Adviser, the CBOE and/or any mutual funds advised by the Adviser. This restriction shall not prevent the Adviser or the Fund from engaging in other transactions or receiving other services from the CBOE or for which the CBOE may receive a benefit, such as pricing services, provided such transactions and/or the receipt of such services is consistent with applicable statutes, rules, regulations and interpretive positions of the SEC and its staff.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Fund’s investments in securities and derivatives may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of

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securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, Reference Index changes, and other market factors, may change rapidly over time. Options purchased by the Fund may expire unexercised, causing the Fund to lose the premium paid for the options. The Fund could experience a loss if securities underlying the options do not perform as anticipated. There may be an imperfect correlation between the prices of options and movements in the price of the stock indexes on which the options are based.

FLEX Options Risk. The Fund may utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. FLEX Options are also subject to the Derivative Securities Risk described above.

Exchange-Traded Funds Risk. The Fund may invest in options that reference a Reference ETF. The risks of investment in such options typically reflect the risks of types of instruments in which the Reference ETF invests. The value of the Reference ETF is subject to change as the values of the component securities of the index that the Reference ETF seeks to track fluctuate. A Reference ETF that seeks to track a particular equity index, such as the S&P 500® Index, may not exactly match the performance of the equity index due to cash drag, differences between the portfolio of the Reference ETF and the components of the equity index, expenses and other factors. Certain options on a Reference ETF may not qualify as “section 1256 contracts” under section 1256 of the Internal Revenue Code of 1986, as amended, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The value of the options may change with the implied volatility of the Reference ETF, the Reference Index and the securities comprising the Reference Index. No one can predict whether implied volatility will rise or fall in the future.

The value of the Fund does not appreciate due to dividend payments paid by the companies in the S&P 500® Index. The Fund seeks to provide target returns referencing the price performance of the S&P 500® Index, which does not include returns from dividends paid by the companies in the S&P 500® Index.

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The value of the Fund does not appreciate due to dividend payments paid by the Reference ETF. The Fund seeks to provide target returns referencing the price performance of the Reference ETF, which does not include returns from dividends paid by the Reference ETF.

The values of the options do not increase or decrease at the same rate as the Reference Index. The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. The value of the options prior to the option expiration date may vary because of related factors other than the value of the Reference Index.

Certain features of the Reference ETF, which is an exchange-traded fund, will impact the value of the Fund’s Shares. The value of the Reference ETF is subject to the following factors:

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Passive Investment Risk. The Reference ETF is not actively managed and attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Reference ETF will hold constituent securities of a Reference Index regardless of the current or projected performance on a specific security or particular industry or market sector, which could impact the unit price of the Reference ETF, the applicable options and the Fund.

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Tracking Error. Exchange traded funds face index correlation risk which is the risk that the performance of an exchange traded fund will vary from the actual performance of the target index, known as “tracking error”. It is possible that the Reference ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the Reference Index due to the Reference ETF not investing in all stocks comprising the Reference Index, temporary unavailability of certain securities in the secondary market, differences in trading hours between the Reference ETF and securities comprising the Reference Index, the occurrence of corporate actions (mergers and spinoffs) or due to other circumstances.

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Securities Lending Risk. The Reference ETF may engage in securities lending. Securities lending involves the risk that the Reference ETF may lose money because the borrower of the Reference ETF’s loaned securities fails to return the securities in a timely manner or at all.

•	Fees and Expenses. Unlike the Reference Index, the Reference ETF will reflect transaction costs and fees that will reduce its price performance relative to the Reference Index.
•	Discount. Shares of exchange-traded funds tend to trade at a discount from their NAV.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range established by the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Equity Risk. The Fund’s investments provide indirect exposure to the equity securities markets. Equity securities may decline or rise in value because of declines or rise in the price of a particular holding or the broad stock market. Such declines or rise may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Such declines or rises, when outside the monthly Range established by the Adviser may have a negative corresponding effect on the positions held by the Fund.

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Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in manner in which the performance of that index is calculated.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed- income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. The performance of a non-diversified fund may be more volatile than the performance of a diversified fund. As a non-diversified fund, the Fund may hold fewer investments than a fund than is a diversified fund.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and the shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders.

To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

Leveraging Risk. The use of leverage, such as that embedded in options, could magnify the Fund’s gains or losses.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

The value of the written options reduces the value of your investment. While the fund receives a premium payment for writing options, the written options create an obligation to make a payment in contrast to the purchased option which create the potential for receipt of a payment. As the value of the written options increases, it reduces the value of your shares.

Liquidity risk is the risk that the value of a FLEX Option will fall in value if trading in the FLEX Option is limited or absent. No one can guarantee that a liquid secondary trading market will exist for the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that trading in the FLEX Options may be less deep and liquid than certain other securities. FLEX Options may be less liquid than certain non-customized options. The Fund expects that its portfolio will be comprised of 10% or less of its net asset value in illiquid securities. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and your investment.

Under certain circumstances, current market prices may not be available with respect to the FLEX Options. To the extent the Fund invest in FLEX Options, you should be aware that under those circumstances, the value of the FLEX Options will require more reliance on the judgment of the Adviser than that required for securities for which there is an active

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trading market. This creates a risk of mispricing or improper valuation of the FLEX Options which could impact the value received or paid for shares.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Performance History

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cboevestfunds.com or by calling the Fund toll-free at 855-505-VEST (8378).

Investment Adviser

VestSM Financial LLC, a CBOE® company, is the investment adviser to the Fund.

Portfolio Managers

Karan Sood, Managing Director of the Adviser, has served as a portfolio manager to the Fund since its inception on August 23 2016.

Jonathan Hale, a Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on August 23, 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (CBOE Vest Defined Distribution Strategy Fund, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235), by wire, or by calling toll free at 1-855-505-VEST (8378). Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares. Subsequent investments must be in amounts of $100 or more for Investor Class Shares and Institutional Class Shares. The Fund may waive minimums for purchases or exchanges through employer-sponsored retirement plans.

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Tax Information

The Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENTS

The CBOE Vest Defined Distribution Strategy Fund (the “Fund”) seeks to generate consistent periodic distributions for shareholders while preserving capital over the long term. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

The Fund does not attempt to, and should not be expected to, reflect the return of the S&P 500® Index or other equity indices (“Reference Index”), nor does it attempt reflect the return of any exchange-traded fund that seeks to track the performance of a Reference Index (a “Reference ETF”). The Fund follows a “market neutral’ strategy,” meaning that it seeks to earn a positive total return in most market conditions regardless of general market direction as measured by the Reference Index.

The Fund intends to construct a non-diversified portfolio with a view toward making monthly distributions at an approximate annual rate of 6.50% over the One-Month Treasury Yield, before fees and expenses.

The Fund seeks to achieve its objective by utilizing two principal investment strategies: (i) the “Cash Strategy,” which seeks to preserve capital by investing a large percentage of the Fund’s assets in cash, cash equivalents, money market funds or U.S. Treasury Fixed Income Securities with maturity of three months or less; and (ii) the “Defined Distribution Options Strategy” (also referred to in this document as “DDS”) which seeks to generate premium income by selling (writing) and buying (purchasing) call options and /or put options primarily on a Reference Index or a Reference ETF .

The Cash Strategy is an investment process of investing in cash, cash-like instruments such as money market funds and high-quality short-term fixed income securities. The goal of the investment process is to achieve return on principal invested over an approximate period of one month.

The Defined Distribution Options Strategy is an investment process to select Fund investments that generate option premia. The DDS receives premia for writing options and pays premia for purchasing options. The premia received from writing options is more than the premia paid for the purchased options, which results in a net positive option premia for the DDS. The written options create an obligation to make a payment and the purchased option create the potential for receipt of a payment. The obligation for making a payment from written options is more than the obligation for receiving a payment from purchased options, creating a net short options position for the DDS. The DDS seeks to generate monthly distributions for shareholders from the net positive option premia while reducing the likelihood of losses from the net short options position that comprise the strategy. The DDS philosophy is based upon the Adviser’s research indicating that an effective way to meet income needs outside of investments in fixed income investments is to seek it in equity investments through writing options.

Fixed Income Securities. The Adviser will select short-term fixed income securities and money market instruments with the goal of preserving capital over a period of approximately one month. These short-term fixed income securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Selection is also based on an approach that the Adviser believes will result in a return on capital invested over an approximate period of one month.

Options

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Writing Options for Generating Income. To attempt to generate consistent monthly distributions, the Adviser engages in a premium collection strategy by writing options. The option writing component of the DDS is a strategy whereby each month, the Adviser sells (writes) call options and /or puts options on the Reference Index or Reference ETF that are typically 1 month from expiration. The strikes for the options are selected by the Adviser to optimize between receiving a target level of premium income from the written options and reducing the possibility of loss from the written options.

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•
Buying Options for Risk Mitigation. The Adviser applies a protective hedging strategy to attempt to limit the losses that may result from writing options. The protective strategy is executed by purchasing exchange-traded options on the Reference Index or Reference ETF. The strikes for the purchased options are selected by the Adviser such that the maximum loss from DDS is covered by the fixed incomes securities.

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Call Options. An index call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the Reference Index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the Reference Index at contract termination over the strike price of the option. A call option on an individual security, such as a Reference ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

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Put Options. An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any depreciation in the value of the reference index below a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an upfront premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

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Options/Tax Treatment. Exchange-traded options on broad-based equity indices that trade on a national securities exchange registered with the Securities and Exchange Commission (the “SEC”) or a domestic board of trade designated as a contract market by the Commodity Futures Trading Commission generally qualify for treatment as “section 1256 contracts,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”). Under the Code, capital gains and losses on “section 1256 contracts” are generally recognized annually based on a marking-to-market of open positions at tax year-end, with gains or losses treated as 60% long-term and 40% short-term, regardless of holding period. This favorable tax treatment will generally not be available to options written on a Reference ETF.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund does not attempt to, and should not be expected to, reflect the return of the Reference Index. The value of the Fund’s shares may be influenced by multiple factors, including, but not limited to:

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•	The return and volatility of the Reference Index;
•	The dividend rate on the Reference Index;
•	Interest rates;
•	Economic, financial, political, regulatory, and other events that affect the Reference Index and/or issuers of securities in the Reference Index.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Fund invests can be worse than expected and investments may fail to perform as the Adviser expects. As a result, the value of your shares in the Fund may decrease.

Specific risks of investing in the Fund are described below. The risks may apply indirectly through the Fund’s investments in other investment companies.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Derivative Securities Risk. The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could potentially have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

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Options Risk. An option represents a contract sold by one party (the option writer) to another party (the option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price during a certain period of time or on a specific date. Option transactions in which the Fund may engage involve the following risks:

o	the writer of an option may be assigned an exercise at expiration date of the option;
o	disruptions in the markets for underlying instruments could result in losses for options investors;
o	the insolvency of a broker could present risks for the broker’s customers; and
o	market imposed restrictions may prohibit the exercise of certain options.

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Call Options. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The seller (writer) of a call option which is covered (i.e., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

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Put Options. A put option is an option to sell assets at an agreed price on or before a particular date. The seller (writer) of a put option which is covered (i.e., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the short position for values of the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

The values of the options do not increase or decrease at the same rate as the Reference ETF or Reference Index (e.g., S&P 500® Index). The options may be European style options, which means that they will be exercisable at the strike price only on the option expiration date. Prior to option expiration date, the value of the options is determined based upon market quotations, the last asked or bid price in the over-the-counter market or using other recognized pricing methods. Factors that may influence the value of the options are interest rate changes, implied volatility levels of the Reference Index or Reference ETF and securities comprising the Reference Index or Reference ETF and implied dividend levels of the Reference Index or Reference ETF and securities comprising the Reference Index or Reference ETF, among others.

Market Volatility Risk. The net asset value of the Fund will fluctuate based on changes in the value of the fixed income securities and derivatives in which the Fund invests. While the Fund is not designed to be correlated to the markets in general, dramatic or abrupt volatility within the market would negatively impact the Defined Distribution Options Strategy. The Fund also invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Reference Index Risk. The Fund could lose significant value if the level of the Reference Index moves by more than the monthly Range set up the Adviser. While the Fund is not designed to be correlated to the markets in general, dramatic moves in the level of the Reference Index at option expiry relative to its level when the options are written could lead to significant losses to the Fund.

Underlying Funds Risk. The Fund may invest in money market funds (the “Underlying Funds”). Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance.

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Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction on how much the Fund may invest in the securities of an obligor under the Investment Company Act of 1940 (the “1940 Act”). Because of this, greater investment in a single obligor makes the Fund more susceptible to financial, economic or market events impacting such obligor.

Defined Payout Risk. The Fund is expected to make monthly cash distributions. Because these distributions will be made from the Fund’s assets and shareholders are generally not expected (but may elect to do so) to reinvest such distributions in additional Fund shares, the Fund’s monthly cash distributions will reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders. Moreover, even if the Fund’s capital grows over short, intermediate, or long periods of time, it is possible that such growth will be insufficient to enable the Fund to maintain the amount of its defined cash distributions without returning capital to shareholders. To the extent any portion of a distribution constitutes a return of capital, which constitutes all or part of a shareholder’s original investment in the Fund, this will reduce a shareholder’s cost basis in Fund shares and is not taxable to a shareholder until his or her cost basis has been reduced to zero. The Fund’s ability to preserving capital while making distributions is subject to market conditions at the time you invest and the length of time you hold shares of the Fund. For example, buying shares of the Fund when interest rates are low and stock prices are declining may result in lower monthly distributions and less capital preservation or appreciation in the Fund.

You may lose all or a portion of your investment. The Fund does not provide principal protection and you may not receive a return of the capital you invest.

Management Risk. The skill and judgment of the Adviser in selecting investments will play a significant role in the Fund’s ability to achieve its investment objective. The Adviser and the portfolio managers have never managed this strategy in a mutual fund and this lack of experience may detract from the ability of the Fund to achieve its objective.

New Fund Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that they may not be successful in implementing their respective investment strategies, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. The Fund may also invest a substantial portion if their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Fund takes such a position, it may not achieve its investment objective.

MANAGEMENT

The Investment Adviser. VestSM Financial LLC (the “Adviser”), 8300 Greensboro Drive, Suite 800, McLean, VA 22102, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in September 2012. As of the date of this prospectus, the Adviser manages 13 other funds in the Trust and Institutional sub-advised separately managed accounts. As of June 30, 2016, the Adviser had approximately $4.8 million in assets under management.

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The Adviser also furnishes the Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets according to the following schedule.

Asset Level	Fee Rate
$0 – $249,999,999.99	0.75%
$250,000,000 – $749,999,999.99	0.65%
$750,000,000 – $1,499,999,999.99	0.60%
$1,500,000,000 – $4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after February 28, 2018. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semi-annual report for the period ending October 31, 2016 once that report is produced.

The Adviser is a subsidiary of Vest Financial Group, Inc. (“VFG”). VFG is majority owned by CBOE® Vest, LLC, a wholly-owned subsidiary of CBOE® Holdings, Inc. The remaining portion of VFG is owned by certain individuals who operate VFG and the Adviser. VFG was organized in 2012. CBOE® Holdings, Inc. is the holding company for the Chicago Board Options Exchange, Incorporated (“CBOE®”) and other subsidiaries. CBOE® is the largest U.S. options exchange and creator of listed options. CBOE® offers equity, index and ETF options, including proprietary products, such as the S&P 500® Index options, which is the most actively traded U.S. index option, and these products may trade on CBOE® affiliated exchanges resulting in transaction and other revenues accruing to CBOE®. In the future and subject to the qualifications described in the principal investment strategies of the Fund, the Fund may trade options on CBOE®, including options on the S&P 500® Index. The Fund will not pay, and the CBOE® (and its parent and affiliates) will not receive any special compensation or consideration in connection with such transactions other than the typical costs that are associated with conducting such transactions by any other non-affiliated party. Certain option used by the Fund may trade on one or more CBOE® affiliated exchanges, in some cases exclusively on these exchanges, resulting in transaction and other revenues accruing to CBOE®. CBOE® is a registered trademark of CBOE®. VestSM is a service mark of VFG.

The Portfolio Managers

The Fund is managed on a day-to-day basis by Karan Sood and Jonathan Hale.

Mr. Sood has ten years of experience in derivative based investment strategy design and trading. Mr. Sood joined Vest in 2012. Prior to joining Vest, Mr. Sood worked as a senior manager in new product development at ProShares Advisors LLC. At ProShares he was instrumental in developing several first-to-market derivative based exchange traded funds. Prior to ProShares, Mr. Sood worked as a Vice President at Barclays Capital. Last based in New York, he was responsible for using derivatives to design structured investment strategies and solutions for the firm’s institutional clients in the Americas. Prior to his role in New York, Mr. Sood worked in similar capacity in London with Barclays Capital’s European clients. Mr. Sood received a master’s degree in Decision Sciences & Operations Research from London School of Economics & Political Science. He also holds a bachelor’s degree in engineering from the Indian Institute of Technology, Delhi.

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Mr. Hale has two years of experience in investment and securities valuation and analysis. Mr. Hale joined Vest in 2015. Prior to joining Vest, Mr. Hale worked as an investment banking analyst at Citigroup for two years, conducting quantitative analysis on corporations. Mr. Hale holds a bachelor’s degree in Mathematics and Economics from Stanford University.

The Fund’s Statement of Additional Information (“SAI”) provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Fund.

The Trust

The Fund is a series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Fund according to applicable state and federal law, and the Trustees are responsible for the overall management of the Fund’s business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for the Fund’s Investor Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensation for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for the Fund.

Shareholder Servicing Plan

The Fund has adopted a shareholder service plan on behalf of its Investor Class and Institutional Shares. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Fund has adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Fund believes the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Fund, however, follows the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their

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assets in the Fund will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Fund does not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Fund also does not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Fund and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Fund provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b- 1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the 12b-1 fees and the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N- Q and Form N- CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Fund through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling toll free at 855-505-VEST (8378). Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Fund as the policies and procedures may be different. The price you pay for a share of the Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Fund will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Certain Financial Intermediaries may have agreements with the Fund that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Fund by the time the Fund prices its shares on the following business day.

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The Fund is not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Minimum Investments. The minimum initial investment for Investor Class Shares is $1,000 and Institutional Class Shares is $100,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust, the Adviser or any of their respective affiliates. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), the Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

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Purchases by Telephone. You may also purchase shares by telephone, by contacting the Fund toll free at 855-505-VEST (8378) or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund toll free at 855-505-VEST (8378) or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund’s shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Fund at any time and in any amount by contacting your Financial Intermediary or by contacting the Fund by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper order. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Fund may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: CBOE Vest Defined Distribution Strategy Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it

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should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeem during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Fund from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Fund.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the

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Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should such a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Fund for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. As of the date of this Prospectus, the Adviser manages 13 other funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact the Fund’s performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Fund would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Fund’s assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund toll free at 855-505-VEST (8378).

General. The Fund will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid monthly for the Fund. The Fund intends to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Fund’s distribution schedule before you invest.

Taxes. In general, the Fund distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Fund distributes are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long- term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax- deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non- U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Fund to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. The Fund’s

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standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

The Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Fund has been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund’s investments and other assets attributable to the Fund’s Investor Class and Institutional Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the different classes may vary.

Shares of the Fund are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Fund held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

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When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Fund offers investors two different classes of shares through this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Investor Class Shares

Investor Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Rule 12b-1 fee.

Institutional Class Shares

Institutional Class Shares are offered with no front-end or contingent deferred sales charge and are not subject to any Rule 12b-1 fees.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long- term shareholders, interference with the efficient management by the Adviser of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Fund may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Fund. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Fund will assess a 2.00% redemption fee of Investor Class Shares of the Fund redeemed within 30 days of purchase as a percentage of amount redeemed. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in-first out” (“FIFO”) method is used to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the redemption fee applies. The fee does not apply to Fund shares acquired through the reinvestment of dividends and the Automatic Investment Plan or shares redeemed through the Systematic Withdrawal Program. The Fund reserves the right to change the terms and amount of this fee upon at least a 30-day notice to shareholders.

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The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Fund under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Fund and if, as a result of this monitoring, the Fund believes that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Fund under the same taxpayer identification number shall be precluded from investing in the Fund (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Fund before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Fund will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Fund will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Fund identifies that excessive short-term trading is taking place in a participant-directed employee benefit plan accounts, the Fund or its Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Fund to close the account of an entire plan due to the activity of a limited number of participants. However, the Fund will take such actions as deemed appropriate in light of all the facts and circumstances.

The Fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

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DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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You will find more information about the Fund in the following documents:

The Fund’s annual and semi-annual reports will contain more information about the Fund. The Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund’s Statement of Additional Information (the “SAI”) dated August 23, 2016, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, by calling the Fund toll free at 855-505-VEST (8378), by e-mail at: mail@ccofva.com or on the Fund’s website at www.cboevestfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

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